Principal associates - Summary of principal associates (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0	0	0
Boyne Smelters Limited [member]
Disclosure of associates [Line Items]
Group interest (%), Associate	59.40%	59.40%
Boyne Smelters Limited [member] | Ordinary shares [Member]
Disclosure of associates [Line Items]
Company of operation, Associate	Boyne Smelters Limited
Country of incorporation, Associate	Australia
Principal activities, Associate	Aluminium smelting
Rio Tinto Limited shares were held by Rio Tinto plc	153,679,560
Proportion of class held (%), Associate	59.40%
Group interest (%), Associate	59.40%
Mineracao Rio do Norte S.A. [member]
Disclosure of associates [Line Items]
Group interest (%), Associate	12.00%
Mineracao Rio do Norte S.A. [member] | Ordinary shares [Member]
Disclosure of associates [Line Items]
Principal activities, Associate	Bauxite mining
Rio Tinto Limited shares were held by Rio Tinto plc	25,000,000,000
Proportion of class held (%), Associate	12.50%
Group interest (%), Associate	12.00%
Mineracao Rio do Norte S.A. [member] | Preferred Shares [member]
Disclosure of associates [Line Items]
Company of operation, Associate	Mineracao Rio do Norte S.A.
Principal activities, Associate	Bauxite mining
Rio Tinto Limited shares were held by Rio Tinto plc	47,000,000,000
Proportion of class held (%), Associate	11.75%
Mineracao Rio do Norte S.A. [member] | Common and preferred shares [member]
Disclosure of associates [Line Items]
Country of incorporation, Associate	Brazil
Group interest (%), Associate	12.00%
Halco (Mining) Inc [member] | Common shares [member]
Disclosure of associates [Line Items]
Company of operation, Associate	Halco (Mining) Inc
Country of incorporation, Associate	United States of America
Rio Tinto Limited shares were held by Rio Tinto plc	4,500
Proportion of class held (%), Associate	45.00%
Group interest (%), Associate	45.00%